Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[1]
Financial Risk Management
Cash and cash equivalents		$ 96,884	$ 133,370	[1]	$ 153,675	[1]	$ 66,978
Short-term investments	[1]		10,000
Trade and other receivables		7,147	13,811	[1]	$ 3,877	[1]
Credit risk
Financial Risk Management
Cash and cash equivalents		96,884	133,370
Short-term investments			10,000
Trade and other receivables		7,147	13,811
Derivative financial instruments, current and non-current portion		$ 372	$ 9,731
Credit risk | Shell
Financial Risk Management
Percentage of entity's revenue		83.00%	93.00%		100.00%

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).